Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,750,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	239,250.00
Total Offset Amount	0.00
Net Fee	$ 239,250.00